LONG-TERM INVESTMENTS - SCHEDULE OF LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Components of long-term investments
Total long-term investments	$ 122,810	$ 137,386
Cost method investments
Components of long-term investments
Total long-term investments	116,133	114,532
Equity method investments
Components of long-term investments
Total long-term investments	6,677	11,262
Marketable equity security
Components of long-term investments
Total long-term investments	0	7,542
Auction rate security
Components of long-term investments
Total long-term investments	$ 0	$ 4,050